Financial assets available for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets available for sale
Brazilian government securities	R$ 150,818,755	R$ 103,281,758
Corporate debt securities	5,975,194	39,978,630
Bank debt securities	5,921,076	1,183,853
Brazilian sovereign bonds	1,564,667	728,127
Foreign governments securities	0	3,202,547
Marketable equity securities and other stocks	10,929,483	11,037,807
Balance on	R$ 0	159,412,722
Amortized cost
Financial assets available for sale
Brazilian government securities		101,822,760
Corporate debt securities		40,875,928
Bank debt securities		1,251,066
Brazilian sovereign bonds		719,494
Foreign governments securities		3,210,554
Marketable equity securities and other stocks		11,302,834
Balance on		159,182,636
Gross unrealized gains
Financial assets available for sale
Brazilian government securities		1,881,077
Corporate debt securities		836,715
Bank debt securities		169,142
Brazilian sovereign bonds		27,326
Foreign governments securities		175
Marketable equity securities and other stocks		620,896
Balance on		3,535,331
Gross unrealized losses
Financial assets available for sale
Brazilian government securities		(422,079)
Corporate debt securities		(1,734,013)
Bank debt securities		(236,355)
Brazilian sovereign bonds		(18,693)
Foreign governments securities		(8,182)
Marketable equity securities and other stocks		(885,923)
Balance on		R$ (3,305,245)